Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Commitments

As of September 30, 2025, the Company did not have any significant capital and other commitments.

Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made.

16. Commitments and Contingencies

Commitments

As of March 31, 2025, the Company did not have any significant capital and other commitments.

Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made.